Non-Cash Share-Based Compensation - Summary of Share Options (Details) - Share Options - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Outstanding beginning balance	5,421,715	3,687,086
Number of Shares, Granted	5,284,810	4,352,281	3,760,210
Number of Shares, Expired	(298,143)	(145,638)
Number of Shares, Canceled or Forfeited	(2,489,882)	(2,472,014)	(73,124)
Number of Shares, Outstanding ending balance	7,918,500	5,421,715	3,687,086
Number of Shares, Exercisable as of December 31, 2022	2,044,228
Number of Shares, Vested and expected to vest as of December 31, 2022	7,918,500
Weighted Average Exercise Price, Outstanding beginning balance	$ 9.23	$ 13.03
Weighted Average Exercise Price, Granted	1.05	6.87	$ 14.79
Weighted Average Exercise Price, Expired	13.57	13.02
Weighted Average Exercise Price, Canceled or Forfeited	5.74	13.20	15.32
Weighted Average Exercise Price, Outstanding ending balance	4.76	$ 9.23	$ 13.03
Weighted Average Exercise Price, Exercisable as of December 31, 2022	10.98
Weighted Average Exercise Price, Vested and expected to vest as of December 31, 2022	$ 4.76
Weighted Average Remaining Contractual Term (in years), Outstanding	8 years 4 months 24 days	8 years 4 months 13 days	9 years 7 months 2 days
Weighted Average Remaining Contractual Term (in years), Exercisable as of December 31, 2022	6 years 5 months 23 days
Weighted Average Remaining Contractual Term (in years), Vested and expected to vest as of December 31, 2022	8 years 4 months 24 days
Aggregate Intrinsic Value, Outstanding		$ 570	$ 9,931